Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 16. Related Party Transactions

In the normal course of business, the Company and its subsidiary, First Guaranty Bank, have loans, deposits and other transactions with its executive officers, directors and certain business organizations and individuals with which such persons are associated. These transactions are completed with terms no less favorable than current market rates. An analysis of the activity of loans made to such borrowers during the year ended December 31, 2014 and 2013 follows:

	December 31,
(in thousands)	2014	2013
Balance, beginning of year	$49,951	$33,148
Net Increase	3,857	16,803

Balance, End of Year	$53,808	$49,951

Unfunded commitments to the Company and Bank directors and executive officers totaled $19.7 million and $17.9 million at December 31, 2014 and 2013, respectively. At December 31, 2014 the Company and the Bank had deposits from directors and executives totaling $20.3 million. There were no participations in loans purchased from affiliated financial institutions included in the Company’s loan portfolio in 2014 or 2013.

During the years ended 2014, 2013 and 2012, the Company paid approximately $0.2 million, $0.5 million and $0.6 million, respectively, for printing services and supplies and office furniture and equipment to Champion Industries, Inc., of which Mr. Marshall T. Reynolds, the Chairman of the Company’s Board of Directors, is President, Chief Executive Officer, Chairman of the Board of Directors and holder of 53.7% of Champion’s common stock as of January 9, 2015.

The Company paid insurance expenses of $2.3 million, $2.4 million and $1.7 million for 2014, 2013 and 2012, respectively for participation in an employee medical benefit plan in which several entities under common ownership of the Company’s Chairman participate. The Company terminated the plan in 2014 and enrolled in a fully insured plan from a third party national provider of health insurance.

The Company paid travel expenses to Sabre Transportation, Inc. of $0, $49,000 and $0.2 million for 2014, 2013 and 2012, respectively. These expenses include the utilization of an aircraft, fuel, air crew and ramp fees. The Harrah and Reynolds Corporation, of which Mr. Reynolds is President and Chief Executive Officer and sole shareholder, has controlling interest in Sabre Transportation, Inc.